Other operating income and expenses	12 Months Ended
Dec. 31, 2024
Notes and other explanatory information [abstract]
Other operating income and expenses

22. Other operating income and expenses

An analysis of other operating income is as follows:

	2024		2023		2022
Gain on sale and leaseback (Note 12)	US$	32,175	US$	8,275	US$	21,193
Gain (loss) on sale of rotable spare parts, furniture and equipment and others		1,458		3,540		(1,645)
Other income		172,811		42,895		5,518
	US$	206,444	US$	54,710	US$	25,066

An analysis of other operating expenses is as follows:

	2024		2023		2022
Administrative and operational support expenses	US$	72,516	US$	110,556	US$	49,431
Technology and communications		33,956		29,651		25,708
Other operating expenses		18,983		17,996		15,756
Passenger services		7,260		5,930		5,116
Insurance		6,533		5,731		6,574
	US$	139,248	US$	169,864	US$	102,585